Segment Data (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended										12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011		Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues from services	$ 5,202.6		$ 5,172.3	$ 5,206.7	$ 5,096.4	$ 5,484.0		$ 5,782.3	$ 5,667.3	$ 5,072.4	$ 20,678.0	[1]	$ 22,006.0	[1]	$ 18,866.5	[1]
Operating Unit Profit (Loss)											487.5		602.0		382.0
Corporate expenses											(112.0)		(123.1)		(101.2)
Goodwill and intangible asset impairment charges											0		0		(428.8)
Intangible asset amortization expense											(36.7)	[2]	(38.9)	[2]	(39.3)	[2]
Reclassification of French business tax											72.9	[3]	84.2	[3]	65.3	[3]
Interest and other expenses											(43.3)		(44.3)		(43.2)
Earnings (loss) before income taxes											368.4		479.9		(165.2)
Other segment disclosures [Abstract]
Total Assets	7,012.6					6,899.7					7,012.6		6,899.7		6,729.7
Depreciation and amortization											100.5		104.4		110.1
Amortization of intangible assets											36.7	[2]	38.9	[2]	39.3	[2]
Earnings from Equity Investments											2.5		3.9		4.6
Equity Investments	85.3					75.9					85.3		75.9		71.6
Long-Lived Assets	195.4	[4]				188.9	[4]				195.4	[4]	188.9	[4]	192.2	[4]
Additions to Long-Lived Assets											72.0		64.9		58.5
United States [Member]
Revenues by geographical region
Revenues from services											3,132.0		3,254.6		2,940.1
France [Member]
Revenues by geographical region
Revenues from services											5,448.3		6,201.9		5,240.7
Italy [Member]
Revenues by geographical region
Revenues from services											1,061.6		1,277.1		1,065.0
United Kingdom [Member]
Revenues by geographical region
Revenues from services											1,898.1		1,880.4		1,822.2
Total Foreign [Member]
Revenues by geographical region
Revenues from services											17,546.0		18,751.4		15,926.4
United States [Member]
Other segment disclosures [Abstract]
Long-Lived Assets	39.7					41.1					39.7		41.1		48.2
France [Member]
Other segment disclosures [Abstract]
Long-Lived Assets	61.0					48.1					61.0		48.1		45.8
Italy [Member]
Other segment disclosures [Abstract]
Long-Lived Assets	7.1					8.1					7.1		8.1		8.1
United Kingdom [Member]
Other segment disclosures [Abstract]
Long-Lived Assets	11.0					12.9					11.0		12.9		15.3
Total Foreign [Member]
Other segment disclosures [Abstract]
Long-Lived Assets	155.7					147.8					155.7		147.8		144.0
Americas reportable segment [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues from services											4,595.9	[1]	4,649.4	[1]	4,048.9	[1]
Operating Unit Profit (Loss)											111.4		141.9		79.3
Other segment disclosures [Abstract]
Total Assets	1,828.5					1,721.7					1,828.5		1,721.7		1,619.0
Depreciation and amortization											17.6		17.5		19.1
Earnings from Equity Investments											0		0		0
Equity Investments	3.0					0					3.0		0		0
Long-Lived Assets	44.0	[4]				46.0	[4]				44.0	[4]	46.0	[4]	49.4	[4]
Additions to Long-Lived Assets											16.6		15.5		10.1
Americas reportable segment [Member] | United States [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues from services											3,010.5	[1],[5]	3,137.3	[1],[5]	2,783.4	[1],[5]
Operating Unit Profit (Loss)											60.8		94.1		42.8
Other segment disclosures [Abstract]
Total Assets	1,511.0					1,429.9					1,511.0		1,429.9		1,361.4
Depreciation and amortization											13.4		13.5		15.4
Earnings from Equity Investments											0		0		0
Equity Investments	3.0					0					3.0		0		0
Long-Lived Assets	32.8	[4]				35.5	[4]				32.8	[4]	35.5	[4]	39.7	[4]
Additions to Long-Lived Assets											11.6		10.0		6.4
Americas reportable segment [Member] | Other Americas [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues from services											1,585.4	[1]	1,512.1	[1]	1,265.5	[1]
Operating Unit Profit (Loss)											50.6		47.8		36.5
Other segment disclosures [Abstract]
Total Assets	317.5					291.8					317.5		291.8		257.6
Depreciation and amortization											4.2		4.0		3.7
Earnings from Equity Investments											0		0		0
Equity Investments	0					0					0		0		0
Long-Lived Assets	11.2	[4]				10.5	[4]				11.2	[4]	10.5	[4]	9.7	[4]
Additions to Long-Lived Assets											5.0		5.5		3.7
Southern Europe reportable segment [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues from services											7,250.9	[1]	8,211.8	[1]	6,951.7	[1]
Operating Unit Profit (Loss)											112.2		170.1		101.8
Other segment disclosures [Abstract]
Total Assets	2,245.2					2,294.3					2,245.2		2,294.3		2,267.9
Depreciation and amortization											18.2		18.4		19.3
Earnings from Equity Investments											0		(0.4)		(0.6)
Equity Investments	0.1					0.1					0.1		0.1		0.4
Long-Lived Assets	75.0	[4]				62.4	[4]				75.0	[4]	62.4	[4]	59.8	[4]
Additions to Long-Lived Assets											29.6		23.2		24.4
Southern Europe reportable segment [Member] | France [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues from services											5,425.6	[1]	6,179.1	[1]	5,208.6	[1]
Operating Unit Profit (Loss)											56.7		85.2		47.1
Other segment disclosures [Abstract]
Total Assets	1,756.2					1,822.7					1,756.2		1,822.7		1,826.0
Depreciation and amortization											13.1		12.4		12.6
Earnings from Equity Investments											0		(0.4)		(0.6)
Equity Investments	0.1					0.1					0.1		0.1		0.4
Long-Lived Assets	59.4	[4]				46.0	[4]				59.4	[4]	46.0	[4]	43.2	[4]
Additions to Long-Lived Assets											25.6		16.4		18.8
Southern Europe reportable segment [Member] | Italy [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues from services											1,056.8	[1]	1,255.8	[1]	1,044.2	[1]
Operating Unit Profit (Loss)											45.4		74.1		47.5
Other segment disclosures [Abstract]
Total Assets	301.2					301.3					301.2		301.3		271.3
Depreciation and amortization											2.7		3.3		3.8
Earnings from Equity Investments											0		0		0
Equity Investments	0					0					0		0		0
Long-Lived Assets	7.0	[4]				7.9	[4]				7.0	[4]	7.9	[4]	7.7	[4]
Additions to Long-Lived Assets											1.8		3.7		3.6
Southern Europe reportable segment [Member] | Other Southern Europe [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues from services											768.5	[1]	776.9	[1]	698.9	[1]
Operating Unit Profit (Loss)											10.1		10.8		7.2
Other segment disclosures [Abstract]
Total Assets	187.8					170.3					187.8		170.3		170.6
Depreciation and amortization											2.4		2.7		2.9
Earnings from Equity Investments											0		0		0
Equity Investments	0					0					0		0		0
Long-Lived Assets	8.6	[4]				8.5	[4]				8.6	[4]	8.5	[4]	8.9	[4]
Additions to Long-Lived Assets											2.2		3.1		2.0
APME reportable segment [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues from services											2,728.8	[1]	2,661.7	[1]	2,147.2	[1]
Operating Unit Profit (Loss)											90.7		78.8		47.2
Other segment disclosures [Abstract]
Total Assets	491.7					472.4					491.7		472.4		395.1
Depreciation and amortization											4.9		5.1		4.6
Earnings from Equity Investments											0		0		0
Equity Investments	0.7					0.8					0.7		0.8		0.7
Long-Lived Assets	22.4	[4]				23.3	[4]				22.4	[4]	23.3	[4]	17.8	[4]
Additions to Long-Lived Assets											5.6		5.5		7.2
Right Management reportable segment [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues from services											328.5	[1]	323.7	[1]	374.6	[1]
Operating Unit Profit (Loss)											13.4		(1.4)		3.5
Other segment disclosures [Abstract]
Total Assets	95.4					75.7					95.4		75.7		86.1
Depreciation and amortization											5.1		5.9		7.3
Earnings from Equity Investments											0		0		0
Equity Investments	0					0					0		0		0
Long-Lived Assets	12.4	[4]				11.4	[4]				12.4	[4]	11.4	[4]	15.9	[4]
Additions to Long-Lived Assets											7.4		2.3		2.9
Corporate reportable segment [Member]
Other segment disclosures [Abstract]
Total Assets	619.3	[6]				621.3	[6]				619.3	[6]	621.3	[6]	679.4	[6]
Depreciation and amortization											2.2		1.6		2.2
Long-Lived Assets	1.2	[4]				2.5	[4]				1.2	[4]	2.5	[4]	4.0	[4]
Additions to Long-Lived Assets											0		0		0.2
Northern Europe reportable segment [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues from services											5,773.9	[1]	6,159.4	[1]	5,344.1	[1]
Operating Unit Profit (Loss)											159.8		212.6		150.2
Other segment disclosures [Abstract]
Total Assets	1,732.5					1,714.3					1,732.5		1,714.3		1,682.2
Depreciation and amortization											15.8		17.0		18.3
Earnings from Equity Investments											2.5		4.3		5.2
Equity Investments	81.5					75.0					81.5		75.0		70.5
Long-Lived Assets	40.4	[4]				43.3	[4]				40.4	[4]	43.3	[4]	45.3	[4]
Additions to Long-Lived Assets											$ 12.8		$ 18.4		$ 13.7

[1]	Further breakdown of revenues from services by geographical region is as follows: Revenues from Services 2012, 2011, 2010: United States $ 3,132.0, $ 3,254.6, $ 2,940.1; France 5,448.3, 6,201.9, 5,240.7; Italy 1,061.6, 1,277.1, 1,065.0; United Kingdom 1,898.1, 1,880.4, 1,822.2; Total Foreign 17,546.0, 18,751.4, 15,926.4.
[2]	Intangible asset amortization related to acquisitions is excluded from operating costs within the reportable segments and corporate expenses, and shown separately.
[3]	The French business tax is reported in provision for income taxes rather than in cost of services, in accordance with the current accounting guidance on income taxes. However, we view this tax as operational in nature. Accordingly, the financial information reviewed internally continues to include the French business tax within the operating unit profit of our France reportable segment. Therefore, we have shown the amount of the French business tax above to reconcile to our earnings (loss) before income taxes.
[4]	Further breakdown of long-lived assets by geographical region was as follows: Long-Lived Assets 2012 2011 2010: United States $39.7, $41.1, $48.2; France 61.0, 48.1, 45.8; Italy 7.1, 8.1, 8.1; United Kingdom 11.0, 12.9, 15.3; Total Foreign 155.7, 147.8, 144.0.
[5]	The United States revenues above represent revenues from our company-owned branches and franchise fees received from our franchise operations, which are discussed further on the financial highlights page.
[6]	Corporate assets include assets that were not used in the operations of any segment, the most significant of which were purchased intangibles and cash.